Additional disclosure requirements - Condensed Statements of Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	€ 6,592	€ 5,809
OTHER RECOGNISED INCOME AND EXPENSE	(2,393)	2,091
Items that may be reclassified to profit or loss	(2,364)	2,580
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(325)	790
Revaluation gains (losses)	(291)	782
Amounts transferred to income statement	(34)	8
Other reclassifications	0	0
Cash flow hedges (effective portion)	(403)	596
Revaluation gains (losses)	(887)	(1,318)
Amounts transferred to income statement	484	1,914
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	101	(1,527)
Exchange differences	(1,932)	3,094
Non-current assets held for sale	0	0
Income tax	252	(461)
Items that will not be reclassified to profit or loss	(29)	(489)
Actuarial gains/(losses) on pension plans	(59)	(402)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(4)	(5)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	107	(201)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	(41)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	41
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(90)	(50)
Income tax relating to items that will not be reclassified	17	169
Total recognised income and expenses for the year	4,199	7,900
Banco Santander S.A. | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Profit/(loss) for the period	5,402	3,654
OTHER RECOGNISED INCOME AND EXPENSE	71	(183)
Items that may be reclassified to profit or loss	93	104
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(26)	43
Revaluation gains (losses)	(95)	38
Amounts transferred to income statement	69	5
Other reclassifications	0	0
Cash flow hedges (effective portion)	163	133
Revaluation gains (losses)	(13)	(24)
Amounts transferred to income statement	176	157
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations (effective portion)	0	0
Exchange differences	0	0
Non-current assets held for sale	0	0
Income tax	(44)	(72)
Items that will not be reclassified to profit or loss	(22)	(287)
Actuarial gains/(losses) on pension plans	2	12
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	17	(275)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	(41)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	41
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(61)	(34)
Income tax relating to items that will not be reclassified	20	10
Total recognised income and expenses for the year	€ 5,473	€ 3,471